Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (100.5%)
Pennsylvania (99.0%)
	Abington School District GO	4.000%	10/1/38	2,555	2,571
	Abington School District GO	4.000%	10/1/39	2,805	2,814
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/48	1,000	1,099
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/51	5,250	5,524
[1]	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.250%	1/1/53	1,000	1,093
	Allegheny County Airport Authority Port, Airport & Marina Revenue	5.000%	1/1/56	9,000	9,429
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/30	2,685	2,721
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/31	1,550	1,570
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/36	850	867
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/37	1,050	1,063
	Allegheny County Higher Education Building Authority College & University Revenue	5.000%	10/15/37	1,000	975
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/38	1,105	1,113
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/39	2,000	2,000
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/40	2,120	2,102
	Allegheny County Higher Education Building Authority College & University Revenue	4.000%	3/1/41	3,000	2,945
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	5.000%	3/1/25	25	25
	Allegheny County Higher Education Building Authority College & University Revenue, Prere.	4.000%	3/1/26	10	10
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	500	515
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,000	2,098
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	4,750	4,979
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/35	5,500	5,757
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/35	2,530	2,576
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/36	5,250	5,481
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/36	11,190	11,331
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/37	5,250	5,313
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/38	2,250	2,258
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/39	1,500	1,498
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/44	26,585	25,063
	Allegheny County Hospital Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/47	20,515	20,957
[2]	Allegheny County IDA Charter School Aid Revenue	3.000%	6/15/31	1,060	962
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	1,895	1,666
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/41	2,815	2,509
[2]	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	3,165	2,591
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/51	2,100	1,735
	Allegheny County IDA Charter School Aid Revenue	4.000%	6/15/56	2,335	1,883
	Allegheny County PA GO	5.000%	11/1/26	2,540	2,668
	Allegheny County PA GO	4.000%	11/1/34	915	939
	Allegheny County PA GO	4.000%	11/1/35	1,225	1,256
	Allegheny County PA GO	5.000%	11/1/41	5,015	5,152
[3]	Allegheny County PA GO	5.000%	12/1/41	1,500	1,660
[3]	Allegheny County PA GO	5.000%	12/1/42	1,250	1,378
[3]	Allegheny County PA GO	5.000%	12/1/44	575	629
[3]	Allegheny County PA GO	5.000%	12/1/49	5,000	5,407
[3]	Allegheny County PA GO	5.000%	12/1/54	4,510	4,854
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/31	805	820
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/35	1,100	1,124
[1]	Allegheny County Sanitary Authority Sewer Revenue	4.000%	12/1/35	2,650	2,690
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/35	4,000	4,086
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/36	1,500	1,531
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/37	600	542
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/38	1,125	1,013
	Allegheny County Sanitary Authority Sewer Revenue	3.000%	6/1/39	5,000	4,420
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/40	3,500	3,562
[4]	Allegheny County Sanitary Authority Sewer Revenue	5.250%	12/1/41	3,500	3,504
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	5,000	5,224
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/45	2,500	2,601
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,720
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	10,500	11,876
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/53	4,000	4,235
[4]	Allegheny Valley Joint School District GO	2.000%	11/1/32	500	427

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Allentown City School District GO	5.000%	2/1/32	3,075	3,275
[4]	Allentown City School District GO	5.000%	6/1/32	1,465	1,504
[4]	Allentown City School District GO	4.000%	2/1/34	1,500	1,521
[4]	Allentown City School District GO	5.000%	2/1/34	1,300	1,380
[4]	Allentown City School District GO	4.000%	2/1/35	1,175	1,186
[4]	Allentown City School District GO	5.000%	6/1/35	2,000	2,052
[4]	Allentown City School District GO	4.000%	2/1/36	1,100	1,108
[4]	Allentown City School District GO	5.000%	6/1/36	1,500	1,538
	Allentown Commercial and IDA Charter School Aid Revenue (Lincoln Leadership Academy Charter School Project)	6.000%	6/15/53	1,000	1,050
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/33	1,100	1,185
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/34	2,250	2,415
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/35	1,000	1,069
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/36	3,130	3,326
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/42	10,375	10,751
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	6.000%	5/1/42	3,220	3,404
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.125%	5/1/32	1,135	1,157
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.250%	5/1/42	2,125	2,138
[2]	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue (City Center Project)	5.375%	5/1/42	3,750	3,779
[4]	Altoona Area School District GO, Prere.	5.000%	12/1/25	1,500	1,543
[1]	Altoona PA Sewer Revenue GO	3.000%	12/1/35	3,165	2,956
[4]	Armstrong School District GO	3.000%	3/15/34	5,605	5,291
	Avon Grove School District Chester County GO	4.000%	11/15/37	1,085	1,104
	Avon Grove School District Chester County GO	4.000%	11/15/38	1,000	1,009
	Avon Grove School District Chester County GO	4.000%	11/15/39	700	706
[4]	Beaver County PA GO	4.000%	4/15/30	105	109
[4]	Beaver County PA GO, Prere.	4.000%	4/15/28	50	53
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	375	381
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	2,500	2,540
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	830	831
	Berks County IDA Health, Hospital, Nursing Home Revenue	5.000%	5/15/47	2,535	2,539
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	700	723
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	420	434
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	500	517
	Berks County IDA Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/25	1,500	1,550
	Berks County Municipal Authority College & University Revenue (Alvernia University Project)	5.000%	10/1/39	1,300	1,258
	Bethel Park Municipal Authority Lease Revenue	3.000%	9/1/47	3,210	2,526
	Bethel Park School District GO	5.500%	8/1/48	2,500	2,815
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	4.000%	10/1/35	1,500	1,504
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/39	1,220	1,302
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/40	1,275	1,354
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.000%	10/1/41	1,340	1,414
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.250%	10/1/49	4,360	4,566
	Bethlehem Redevelopment Authority College & University Revenue (Moravian University Project)	5.500%	10/1/54	3,620	3,820
[1]	Blue Mountain School District GO	4.000%	8/1/25	385	389
[1]	Blue Mountain School District GO, ETM	4.000%	8/1/25	75	76
	Boyertown Area School District GO	5.000%	10/1/38	400	434
	Boyertown Area School District GO	5.000%	10/1/40	500	536
	Boyertown Area School District GO	5.000%	10/1/41	500	535
[4]	Bristol Township School District GO	4.000%	6/1/38	1,500	1,539
[4]	Bristol Township School District GO	4.125%	6/1/39	1,850	1,901
[4]	Bristol Township School District GO	4.125%	6/1/40	2,000	2,046
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/37	1,205	1,215
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/47	1,205	1,151
	Bucks County IDA College & University Revenue (Delaware Valley University Project)	5.000%	11/1/52	1,280	1,198
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/46	1,000	842
	Bucks County IDA Health, Hospital, Nursing Home Revenue (Grand View Hospital Project)	4.000%	7/1/51	3,755	3,039
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/35	550	552
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/36	900	902
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/50	3,000	2,287
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	4.000%	8/15/50	3,090	2,836
	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/53	10,160	7,530
[1]	Bucks County IDA Health, Hospital, Nursing Home Revenue (St. Luke's University Health Network Project)	3.000%	8/15/53	13,540	10,768
	Bucks County IDA Private Schools Revenue (George School Project)	5.000%	9/15/44	4,965	5,327
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/37	450	507
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/38	500	559
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/39	850	943
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.000%	12/1/40	1,625	1,793
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	12/1/42	1,750	1,755
[1]	Bucks County Water and Sewer Authority Sewer Revenue	4.250%	12/1/47	1,925	1,917

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Bucks County Water and Sewer Authority Sewer Revenue	5.250%	12/1/47	2,175	2,375
[1]	Butler County General Authority Miscellaneous Revenue (South PK School District Project) VRDO	2.900%	9/5/24	6,790	6,790
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	525	527
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	490	492
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,010	1,014
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,770	1,776
	Butler County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,370	1,374
[1]	Cambria County PA GO	4.000%	8/1/35	700	711
[1]	Canon Mcmillan School District GO	5.000%	12/1/41	3,000	3,118
	Canonsburg-Houston Joint Authority Sewer Revenue	5.000%	12/1/40	4,000	4,090
	Capital Region Water Revenue	5.000%	7/15/35	500	533
	Capital Region Water Revenue	5.000%	7/15/38	1,000	1,056
	Capital Region Water Sewer Revenue	5.000%	7/15/32	500	526
	Capital Region Water Sewer Revenue	5.000%	7/15/34	1,000	1,051
	Capital Region Water Sewer Revenue	5.000%	7/15/37	1,815	1,905
	Capital Region Water Sewer Revenue	5.000%	7/15/42	2,665	2,746
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/44	1,500	1,238
	Central Bradford Progress Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/51	15,000	13,971
	Central Dauphin School District GO	4.000%	5/15/34	1,985	2,007
	Central Dauphin School District GO	4.000%	5/15/37	1,000	1,006
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/42	1,500	1,538
	Centre County Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	2,100	2,010
	Cheltenham Township School District GO, Prere.	5.000%	3/15/25	4,210	4,257
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	2,675	2,804
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	2,500	2,489
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	9/1/46	3,415	2,791
	Chester County Health and Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/50	15,425	14,353
	Chester County IDA Recreational Revenue	4.000%	12/1/46	10,000	9,752
	Chester County IDA Recreational Revenue	4.000%	12/1/51	5,000	4,727
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/39	1,000	1,073
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	5.000%	12/1/44	3,215	3,397
	Chester County IDA Recreational Revenue (Longwood Gardens Project)	4.000%	12/1/49	3,645	3,477
	Chester PA County GO	5.000%	7/15/37	635	670
	Chester PA County GO	5.000%	7/15/38	500	568
	Chester PA County GO	5.000%	7/15/39	700	791
	Chester PA County GO	5.000%	7/15/40	1,500	1,679
	Chester PA County GO	5.000%	7/15/41	2,500	2,776
	Clarion County IDA Local or Guaranteed Housing Revenue (Clarion University of Pennsylvania Housing Project)	5.000%	7/1/29	2,000	2,002
	Clarion County IDA Local or Guaranteed Housing Revenue (Clarion University of Pennsylvania Housing Project)	5.000%	7/1/33	3,000	3,002
[4]	Coatesville School District GO	4.250%	11/15/39	12,000	12,160
	Colonial School District GO	3.000%	2/15/39	350	315
	Colonial School District GO	3.000%	2/15/40	700	624
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/30	1,750	1,952
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/31	1,000	1,129
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/27	4,000	4,214
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,125	5,491
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,045	4,331
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/31	7,190	7,683
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/32	7,000	7,464
	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	5.000%	6/1/35	4,000	4,243
[1,5]	Commonwealth Financing Authority Tobacco Settlement Funded Revenue	4.000%	6/1/39	35,550	35,720
	Commonwealth of Pennsylvania COP	5.000%	7/1/35	845	894
	Commonwealth of Pennsylvania COP	5.000%	7/1/36	1,000	1,055
	Commonwealth of Pennsylvania COP	5.000%	7/1/37	875	921
	Commonwealth of Pennsylvania COP	5.000%	7/1/38	1,000	1,048
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	1,420	1,454
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	2,275	2,335
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	10,000	10,333
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	5,000	5,235
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	525	551
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/26	9,050	9,501
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	10,000	10,459
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	12,500	13,674
[1]	Commonwealth of Pennsylvania GO	4.000%	8/15/30	7,640	7,679
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	12,500	14,140
	Commonwealth of Pennsylvania GO	4.000%	2/1/31	10,000	10,120
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	5,000	5,342
	Commonwealth of Pennsylvania GO	5.000%	8/15/32	4,000	4,075

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	5,000	5,794
	Commonwealth of Pennsylvania GO	4.000%	2/1/33	5,585	5,645
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/33	15,000	15,462
[1]	Commonwealth of Pennsylvania GO	4.000%	3/1/34	10,000	10,295
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	2,000	1,907
	Commonwealth of Pennsylvania GO	5.000%	10/1/34	5,000	5,757
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	5,500	5,634
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	15,500	14,750
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	15,000	14,169
	Commonwealth of Pennsylvania GO	5.000%	10/1/35	15,000	17,173
	Commonwealth of Pennsylvania GO	3.000%	5/1/36	490	451
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	10,000	9,159
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	745	682
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	10,000	10,185
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	4,795	5,007
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	2,820	2,851
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	12,975	11,603
	Commonwealth of Pennsylvania GO	2.000%	5/15/38	7,000	5,317
	Commonwealth of Pennsylvania GO	5.000%	10/1/38	10,000	11,276
[1]	Commonwealth of Pennsylvania GO	3.750%	3/1/39	300	301
	Commonwealth of Pennsylvania GO	2.000%	5/15/39	7,375	5,361
	Commonwealth of Pennsylvania GO	4.000%	10/1/39	8,815	9,023
	Commonwealth of Pennsylvania GO	2.000%	5/15/40	7,000	4,884
	Commonwealth of Pennsylvania GO	4.000%	9/1/40	11,250	11,550
	Commonwealth of Pennsylvania GO	2.000%	5/15/41	5,000	3,410
	Commonwealth of Pennsylvania GO	4.000%	9/1/41	10,000	10,207
	Commonwealth of Pennsylvania GO	4.000%	9/1/42	10,000	10,161
	Commonwealth of Pennsylvania GO	4.000%	9/1/43	10,000	10,119
	Conestoga Valley School District GO	3.000%	2/1/37	1,240	1,126
	Conestoga Valley School District GO	3.000%	2/1/38	850	762
[4]	Connellsville Area School District GO	4.000%	8/15/26	1,685	1,726
[1]	Conrad Weiser Area School District GO	4.000%	9/1/35	635	643
	Council Rock School District GO	2.050%	11/15/33	1,085	922
	Council Rock School District GO	3.250%	11/15/39	5,010	4,578
	Council Rock School District GO	2.050%	8/15/42	3,000	2,069
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/31	750	772
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/32	800	824
	Cumberland County Municipal Authority College & University Revenue	5.000%	5/1/34	1,420	1,462
	Cumberland County Municipal Authority College & University Revenue (Dickinson College Project)	5.000%	11/1/39	4,685	4,888
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,400	1,409
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	2,475	2,190
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/44	7,185	6,933
	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/49	7,500	7,076
[2,6]	Cumberland County Municipal Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.960%	9/5/24	5,990	5,990
	Cumberland Valley School District GO	5.000%	12/1/35	1,000	1,016
[1]	Cumberland Valley School District GO	5.000%	11/15/42	2,000	2,197
[1]	Cumberland Valley School District GO	5.000%	11/15/44	1,500	1,628
[1]	Cumberland Valley School District GO	5.000%	11/15/47	3,600	3,865
	Dallastown Area School District GO	5.000%	3/15/38	1,200	1,296
	Dallastown Area School District GO	5.000%	3/15/39	4,255	4,558
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	5.125%	10/15/41	1,000	746
[2]	Dauphin County General Authority College & University Revenue (The Harrisburg University of Science and Technology Project)	6.250%	10/15/53	1,615	1,255
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/30	3,745	3,796
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/31	2,190	2,215
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	4.000%	6/1/32	2,070	2,091
	Dauphin County General Authority Health, Hospital, Nursing Home Revenue (Pinnacle Health Systems Project)	5.000%	6/1/35	3,925	4,012
[3]	Dauphin County PA GO	5.000%	11/15/42	4,590	5,046
[3]	Dauphin County PA GO	5.000%	11/15/43	2,500	2,734
[3]	Dauphin County PA GO	5.000%	11/15/44	2,225	2,421
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.375%	12/1/46	750	517
[1]	Deer Creek Drainage Basin Authority Sewer Revenue	2.500%	12/1/51	2,000	1,331
	Delaware County Authority College & University Revenue	5.000%	10/1/35	2,215	2,265
	Delaware County Authority College & University Revenue	5.000%	10/1/39	4,500	4,500
	Delaware County Authority College & University Revenue	5.000%	10/1/42	6,720	6,893

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware County Regional Water Quality Control Authority Sewer Revenue	5.000%	5/1/40	1,500	1,515
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/41	5,000	5,159
	Delaware PA County GO	5.000%	8/1/40	600	668
	Delaware PA County GO	5.000%	8/1/41	1,460	1,618
	Delaware PA County GO	5.000%	8/1/46	4,740	5,158
	Delaware PA County GO	5.000%	8/1/48	3,210	3,476
[4]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/33	4,000	4,021
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	3,500	3,662
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	13,930	14,446
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	3,000	3,084
	Delaware River Port Authority Highway Revenue	5.000%	1/1/36	2,000	2,151
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	2,500	2,687
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	600	645
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	1,825	1,961
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	6,885	8,038
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/33	2,000	2,124
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	6,000	6,381
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	6,000	6,380
[3]	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	9/1/35	2,500	2,654
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,015	1,059
[2]	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.375%	7/1/39	1,000	1,058
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	1,970	1,752
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,285	3,293
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/49	2,475	2,491
	Doylestown Hospital Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	755	785
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/32	750	776
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/33	1,000	1,035
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/35	500	515
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/39	635	538
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/15/40	760	774
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	3.000%	7/15/46	3,000	2,237
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/48	7,040	6,184
	DuBois Hospital Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/51	8,405	7,276
	East Hempfield Township IDA Local or Guaranteed Housing Revenue (Student Services Inc. Student Housing Project), Prere.	5.000%	7/1/25	825	839
	East Hempfield Township IDA Local or Guaranteed Housing Revenue (Student Services Inc. Student Housing Project), Prere.	5.000%	7/1/25	3,750	3,813
[4]	Easton Area Joint Sewer Authority Sewer Revenue	5.000%	12/1/28	250	251
[4]	Ellwood City Area School District GO	4.500%	6/1/52	1,305	1,322
	Erie City Water Authority Water Revenue, Prere.	5.000%	12/1/26	30	32
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	4.000%	5/1/36	300	280
	Erie Higher Education Building Authority College & University Revenue (AICUP Financing Program)	5.000%	5/1/47	955	915
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/32	1,325	1,342
	Erie Higher Education Building Authority College & University Revenue (Gannon University Project)	5.000%	5/1/33	1,395	1,411
[1]	Erie School District GO	5.000%	4/1/27	150	158
[1]	Erie School District GO	3.000%	4/1/32	3,360	3,232
	Fox Chapel Area School District GO	5.000%	2/1/36	2,000	2,096
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/48	3,400	3,205
	Franklin County PA IDA Health, Hospital, Nursing Home Revenue (Haven Inc. Project)	5.000%	12/1/54	4,050	3,715
[4]	Gateway School District Alleghany County GO	3.000%	10/15/36	1,300	1,183
[4]	Gateway School District Alleghany County GO	3.000%	10/15/43	2,375	1,957
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	4,250	4,417
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	15,125	15,070
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/45	14,500	14,787
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/47	9,240	8,943
	Geisinger Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	27,460	26,193
	Geisinger Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/50	26,595	27,730
	Geisinger Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	4/1/30	990	1,083
	Gettysburg Area School District GO	4.000%	4/1/36	1,200	1,229
[1]	Greater Johnstown Water Authority Sewer Revenue	4.000%	8/15/38	1,250	1,268
	Hatboro-Horsham School District GO	5.000%	9/15/40	400	436
	Hatboro-Horsham School District GO	5.000%	9/15/42	550	593
	Hatboro-Horsham School District GO	5.000%	9/15/43	500	538
	Hatboro-Horsham School District GO	5.250%	9/15/47	1,000	1,089
	Hatboro-Horsham School District GO	5.250%	9/15/51	2,000	2,160
	Haverford Township School District GO	3.000%	3/1/31	3,920	3,868
	Haverford Township School District GO	3.000%	3/1/32	3,950	3,824
	Haverford Township School District GO	3.000%	3/1/34	55	52
	Haverford Township School District GO	5.000%	3/15/40	400	439
	Haverford Township School District GO	5.000%	3/15/41	580	633

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Haverford Township School District GO	5.000%	3/15/42	450	490
	Haverford Township School District GO	5.000%	3/15/43	635	688
	Haverford Township School District GO	5.000%	3/15/44	575	622
[1]	Hempfield Area School District GO	5.000%	3/15/48	5,000	5,355
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/37	1,320	1,451
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,390	1,516
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/39	1,460	1,580
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/40	1,530	1,645
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/41	1,605	1,719
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	4.000%	5/1/42	1,035	1,037
[4]	Indiana County IDA Local or Guaranteed Housing Revenue	5.000%	5/1/47	3,510	3,685
[4]	Interboro School District GO	4.000%	8/15/43	1,445	1,451
[4]	Interboro School District GO	4.250%	8/15/53	1,630	1,636
[1]	Interboro School District GO	5.500%	8/15/63	2,500	2,775
[2]	Jefferson County Hospital Authority PA Health, Hospital, Nursing Home Revenue BAN	4.500%	1/15/27	1,000	1,010
	Kennett Consolidated School District GO	5.000%	2/15/42	475	518
	Kennett Consolidated School District GO	5.000%	2/15/43	600	653
	Kennett Consolidated School District GO	5.000%	2/15/44	550	597
	Kennett Consolidated School District GO	5.000%	2/15/48	1,000	1,076
	Kennett Consolidated School District GO	5.000%	2/15/51	5,050	5,400
	Lackawanna County IDA College & University Revenue	4.000%	11/1/35	900	905
	Lackawanna County IDA College & University Revenue	4.000%	11/1/36	625	627
	Lackawanna County IDA College & University Revenue	4.000%	11/1/40	7,150	6,904
	Lampeter Strasburg School District GO	5.000%	3/1/39	600	656
	Lampeter Strasburg School District GO	5.000%	3/1/40	725	788
	Lampeter Strasburg School District GO	5.000%	3/1/41	2,675	2,881
	Lampeter Strasburg School District GO	5.000%	3/1/42	2,750	2,952
	Lampeter Strasburg School District GO	5.000%	3/1/43	2,760	2,955
	Lampeter Strasburg School District GO	5.000%	3/1/44	1,425	1,521
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.000%	5/1/49	2,900	2,734
	Lancaster County Convention Center Authority Hotel Occupancy Tax Revenue	4.750%	5/1/53	2,000	2,051
	Lancaster County PA GO	4.000%	11/1/34	500	510
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/42	8,825	9,019
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	1,145	1,195
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/51	26,065	26,941
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/25	715	715
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/30	750	754
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/31	1,300	1,307
	Lancaster County PA Hospital Authority Health, Hospital, Nursing Home Revenue (Brethren Village Project)	5.000%	7/1/32	725	728
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/31	1,000	1,034
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/46	3,000	2,917
	Lancaster Higher Education Authority College & University Revenue (Elizabeth College Project)	5.000%	10/1/51	4,000	3,825
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/46	1,425	1,303
	Lancaster IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/56	5,550	4,774
[4]	Lancaster PA GO	4.000%	11/1/33	2,545	2,599
[4]	Lancaster PA GO	4.000%	11/1/34	2,660	2,710
[4]	Lancaster PA GO	4.000%	11/1/35	2,355	2,393
[4]	Lancaster School District GO	4.000%	6/1/36	1,190	1,211
	Latrobe IDA College & University Revenue	5.000%	3/1/32	335	347
	Latrobe IDA College & University Revenue	5.000%	3/1/33	300	310
	Latrobe IDA College & University Revenue	5.000%	3/1/34	325	336
	Latrobe IDA College & University Revenue	4.000%	3/1/35	450	428
	Latrobe IDA College & University Revenue	4.000%	3/1/36	475	447
	Latrobe IDA College & University Revenue	4.000%	3/1/38	575	531
	Latrobe IDA College & University Revenue	4.000%	3/1/39	685	622
	Latrobe IDA College & University Revenue	4.000%	3/1/41	535	473
	Latrobe IDA College & University Revenue	4.000%	3/1/46	1,400	1,187
	Latrobe IDA College & University Revenue	4.000%	3/1/51	2,795	2,272
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/41	3,750	3,754
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/42	5,560	5,552
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/44	1,800	1,777
[4]	Lehigh County Authority Intergovernmental Agreement Revenue	4.000%	12/1/46	5,000	4,874
	Lehigh County General Purpose Authority Charter School Aid Revenue	4.000%	6/1/57	1,445	1,233
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/46	3,685	3,346
	Lehigh County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/51	7,400	6,390
	Lehigh County PA GO	3.000%	11/15/43	1,690	1,435
	Lehigh County PA Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	9,120	9,439
	Lehigh County PA Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	15,515	14,468
[4]	Lehighton Area School District GO	5.000%	11/15/36	1,850	2,037
[4]	Lehighton Area School District GO	5.000%	11/15/39	5,000	5,415

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lincoln University of the Commonwealth System of Higher Education College & University Revenue	5.250%	7/1/44	4,000	3,985
[4]	Littlestown Area School District GO	5.000%	10/1/50	2,400	2,559
	Lower Paxton PA GO	5.000%	4/1/40	200	216
	Lower Paxton PA GO	5.000%	4/1/41	225	242
	Lower Paxton PA GO	5.000%	4/1/42	200	214
	Lower Paxton PA GO	5.000%	4/1/43	350	373
	Lower Paxton PA GO	5.000%	4/1/44	300	319
	Lower Paxton PA GO	5.000%	4/1/49	1,000	1,053
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	4.000%	11/1/24	435	435
	Lycoming County Authority College & University Revenue (AICUP Financing Program)	5.500%	11/1/33	2,935	2,940
	Mechanicsburg Area School District GO	4.000%	3/1/36	1,550	1,570
[1]	Mechanicsburg Area School District GO	5.000%	5/15/45	1,705	1,814
[1]	Mechanicsburg Area School District GO	5.000%	5/15/46	2,080	2,210
[1]	Mechanicsburg Area School District GO	5.000%	5/15/51	5,335	5,658
[3,4]	Middletown Area School District GO	5.000%	3/1/40	2,000	2,192
[3,4]	Middletown Area School District GO	5.000%	3/1/41	2,000	2,180
[3,4]	Middletown Area School District GO	5.000%	3/1/42	2,000	2,167
	Monroe County PA GO	4.000%	7/15/37	1,630	1,671
	Monroe County PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,890	3,933
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	330	368
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	1,000	1,108
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	1,000	1,097
	Monroeville Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/42	4,000	3,943
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/29	2,580	2,601
	Montgomery County Higher Education and Health Authority College & University Revenue	5.000%	4/1/30	1,000	1,008
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/36	515	485
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/37	545	509
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/38	695	644
	Montgomery County Higher Education and Health Authority College & University Revenue	4.000%	4/1/39	305	278
	Montgomery County Higher Education and Health Authority College & University Revenue (Ursinus College Program)	5.250%	11/1/42	3,925	3,949
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,840	1,864
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	25	26
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/34	2,210	2,321
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,780	2,914
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/37	2,500	2,610
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	4,825	4,984
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/47	5,250	4,949
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/47	1,700	1,791
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/47	2,000	2,006
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	5,000	4,666
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	12,000	9,264
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	13,935	12,890
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	11,000	11,481
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/34	380	383
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/36	1,445	1,450
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/37	1,435	1,436
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/44	4,530	4,333
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	2,805	2,611
[1]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	4.000%	9/1/49	10,000	9,628
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	3.500%	8/15/46	100	88
	Montgomery County Higher Education and Health Authority Private Schools Revenue (Hill School Project)	4.000%	8/15/50	5,730	5,508
	Montgomery County PA GO	5.000%	10/1/38	8,610	9,640
	Montgomery County PA GO	5.000%	1/1/39	7,175	7,926
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	1/1/30	1,575	1,576
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	1,200	1,219
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	1/1/40	4,750	4,749
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	11/15/43	700	676
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.000%	11/15/45	2,600	2,688
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue	5.250%	11/15/53	1,500	1,555
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Project)	5.000%	12/1/38	2,500	2,535
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Meadowood Senior Living Project)	5.000%	12/1/48	6,500	6,504
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/24	300	300
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/25	250	251

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/26	350	352
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/27	300	303
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/28	200	202
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/29	100	101
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/30	210	212
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/31	250	252
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/32	100	101
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/33	225	226
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/34	370	371
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/35	570	571
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/36	825	822
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/37	705	701
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue (Waverly Heights Ltd. Project)	4.000%	12/1/38	400	394
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	11,250	11,344
	Montgomery County PA IDA Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/15/25	8,500	8,571
	Montgomery County PA IDA Industrial Revenue	4.100%	6/1/29	4,435	4,585
	Montgomery County PA IDA Industrial Revenue PUT	4.100%	4/3/28	17,765	18,195
	Montgomery County PA IDA Private Schools Revenue (Germantown Academy Project)	4.000%	10/1/41	1,000	917
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	3.000%	3/1/49	3,760	2,927
	Montgomery County PA IDA Private Schools Revenue (Haverford School Project)	4.000%	3/1/49	1,700	1,599
	Moon IDA Health, Hospital, Nursing Home Revenue	5.625%	7/1/30	1,000	873
	Moon IDA Health, Hospital, Nursing Home Revenue	6.000%	7/1/45	3,500	2,447
	Mount Lebanon Hospital Authority Health, Hospital, Nursing Home Revenue (St. Clair Memorial Hospital Project)	4.000%	7/1/48	7,890	7,480
[1]	Mount Union PA Area School District GO	5.000%	9/1/32	1,580	1,686
	Muhlenberg School District GO	5.000%	5/15/49	1,750	1,861
	Muhlenberg School District GO	5.000%	5/15/54	7,000	7,404
	North Allegheny School District GO	3.000%	5/1/32	2,590	2,498
	Northampton County General Purpose Authority College & University Revenue	4.000%	11/15/34	7,535	7,630
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/36	1,500	1,544
	Northampton County General Purpose Authority College & University Revenue	5.000%	10/1/40	1,760	1,798
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	4,170	4,319
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	2,000	2,071
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	6,790	6,946
[1]	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	6,000	5,895
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/43	3,000	3,094
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/48	3,895	3,518
	Northampton County General Purpose Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/53	3,000	3,261
	Northampton County IDA Health, Hospital, Nursing Home Revenue	5.000%	11/1/44	1,900	1,759
	Northampton Township PA GO	3.625%	5/15/39	2,145	2,054
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/44	1,000	983
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Kings College Project)	5.000%	5/1/49	1,535	1,477
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/25	1,125	1,131
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/29	1,250	1,263
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/31	1,140	1,157
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.000%	3/1/37	3,740	3,747
	Northeastern Pennsylvania Hospital and Education Authority College & University Revenue (Wilkes University Project)	5.250%	3/1/37	3,000	3,021
[4]	Northeastern School District/York County GO	3.000%	3/1/33	375	357
[4]	Northeastern School District/York County GO	3.000%	3/1/34	300	282
[4]	Northeastern School District/York County GO	3.000%	3/1/35	250	232
[4]	Northeastern School District/York County GO	3.000%	3/1/38	850	757
[4]	Northeastern School District/York County GO	3.000%	3/1/41	800	688
[4]	Northeastern School District/York County GO	3.000%	3/1/46	2,130	1,702
[4]	Northern Tioga School District GO	4.000%	4/1/33	500	510
[4]	Oxford Area Sewer Authority Sewer Revenue	3.000%	7/1/46	1,255	996
[4]	Penn Hills School District GO	3.000%	10/1/30	3,030	2,992
[4]	Penn Hills School District GO	3.000%	10/1/31	3,585	3,505
[4]	Penn Hills School District GO	3.000%	10/1/32	2,795	2,700
[4]	Penn Hills School District GO	3.000%	10/1/33	760	728
	Penn Manor School District GO	5.000%	3/1/36	1,700	1,755
	Pennsbury School District GO	5.000%	8/1/39	750	822
	Pennsbury School District GO	5.000%	8/1/39	500	555
	Pennsbury School District GO	5.000%	8/1/40	1,000	1,091
	Pennsbury School District GO	5.000%	8/1/40	500	552

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsbury School District GO	5.000%	8/1/41	600	659
	Pennsbury School District GO	5.000%	8/1/42	750	821
	Pennsbury School District GO	5.000%	8/1/43	4,000	4,318
	Pennsbury School District GO	5.000%	8/1/43	575	627
	Pennsbury School District GO	5.000%	8/1/44	1,000	1,087
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/29	1,080	932
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/30	3,710	3,081
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/36	6,045	3,949
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	0.000%	1/1/38	5,525	3,297
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/38	2,640	2,865
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/39	1,500	1,614
[1]	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	5.000%	1/1/40	2,880	3,084
	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	4.375%	7/1/53	7,000	6,996
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/41	1,000	1,139
	Pennsylvania Economic Development Financing Authority College & University Revenue (Villanova University Project)	5.000%	8/1/49	9,000	9,953
	Pennsylvania Economic Development Financing Authority Electric Power & Light Revenue PUT	5.250%	6/1/27	750	762
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/31	6,000	6,715
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/37	2,200	2,241
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/37	2,000	2,031
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	560
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/37	500	560
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/38	1,685	1,853
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/38	2,000	2,020
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	500	557
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/38	575	641
[4]	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/38	4,725	4,244
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	900	996
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/39	800	885
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/39	1,700	1,700
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/40	2,000	1,990
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/40	1,200	1,188
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/15/45	10,000	9,683
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/15/46	5,040	4,122
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/15/47	3,500	3,734
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/47	4,400	4,208
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/48	2,880	2,748
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/51	5,500	5,183
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	2/15/52	2,250	2,108
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/53	4,370	4,086
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/38	1,500	1,613
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.000%	7/1/42	1,500	1,589
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/46	1,000	1,066
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue (Presbyterian Senior Living Project)	5.250%	7/1/49	2,000	2,117
	Pennsylvania Economic Development Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.000%	11/15/27	700	732
	Pennsylvania Economic Development Financing Authority Water Revenue (Pennsylvania-American Water Company Project)	3.000%	4/1/39	4,500	3,967
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/29	1,655	1,717
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/30	3,895	3,982
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/30	1,265	1,275
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/31	1,870	1,884
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/32	3,290	3,329
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/33	3,520	3,577
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/33	2,280	2,303
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/33	2,000	2,012
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/34	2,575	2,539
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/34	3,000	3,046
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	6/15/34	2,940	2,983
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/34	2,200	2,219
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/35	1,870	1,921
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/35	2,275	2,292
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/36	2,305	2,253
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/36	1,400	1,408
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	11/1/36	4,895	4,915
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/40	4,395	4,411

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	5/1/41	1,000	999
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/41	8,750	8,863
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	1,405	1,113
[1]	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	5/1/46	5,000	5,263
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/46	6,000	6,170
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	2/15/48	5,000	5,191
[2]	Pennsylvania Higher Educational Facilities Authority College & University Revenue TOB VRDO	2.980%	9/5/24	7,560	7,560
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	3,965	3,995
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	750	766
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	3,135	3,170
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	785	800
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/38	1,000	1,110
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/39	1,000	1,030
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/42	8,260	8,293
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/43	9,040	8,927
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/44	3,000	3,257
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/45	5	5
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/47	7,345	5,935
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/49	17,580	16,927
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/49	11,485	11,947
[2,6]	Pennsylvania Higher Educational Facilities Authority Revenue TOB VRDO	4.100%	9/3/24	47,700	47,700
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/31	2,500	2,416
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	10/1/33	2,500	2,480
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.950%	10/1/34	3,000	2,736
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	1,000	983
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.600%	8/1/35	7,384	6,884
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.125%	10/1/35	2,000	1,634
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.070%	10/1/36	5,000	3,966
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/36	6,260	6,115
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.780%	1/1/37	1,819	1,783
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.400%	10/1/38	8,500	8,699
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/38	7,500	7,727
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.700%	10/1/39	6,845	5,837
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	10/1/39	3,000	2,609
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	10/1/40	6,000	4,538
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.280%	10/1/41	7,500	5,516
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.450%	10/1/41	5,000	3,773
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.200%	10/1/41	7,830	6,821
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.300%	10/1/41	2,000	2,010
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.125%	10/1/41	3,835	4,084
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	6,335	5,811
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	10/1/42	10,000	9,333
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.550%	11/1/42	4,000	4,499
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.100%	10/1/44	6,000	4,977
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/44	5,000	5,014
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/45	5,000	3,655
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	4/1/46	6,035	4,462
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.375%	10/1/46	7,005	4,875
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/46	7,500	5,198
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/46	3,000	2,367
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	10/1/50	3,000	1,996
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	2.550%	10/1/51	7,500	5,250
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	1,145	1,130
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/51	3,062	2,991
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/52	2,060	2,094
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/52	6,800	7,095
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.500%	10/1/53	12,785	13,657
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	5.750%	10/1/53	9,232	9,899
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/53	4,950	5,463
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.000%	10/1/54	6,370	7,005
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue	6.250%	10/1/54	1,435	1,604
[2]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.150%	9/3/24	4,300	4,300
[2,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.450%	9/3/24	7,402	7,402
[2,6]	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue TOB VRDO	4.450%	9/3/24	11,335	11,335
	Pennsylvania Housing Finance Agency Local or Guaranteed Housing Revenue VRDO	2.900%	9/4/24	13,800	13,800
	Pennsylvania State University College & University Revenue	5.000%	9/1/33	5,000	5,185
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	4,650	4,883
	Pennsylvania State University College & University Revenue	5.000%	9/1/36	1,235	1,427
	Pennsylvania State University College & University Revenue	5.000%	9/1/37	750	864
	Pennsylvania State University College & University Revenue	5.000%	9/1/38	850	975

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania State University College & University Revenue	5.000%	9/1/39	1,000	1,141
	Pennsylvania State University College & University Revenue	5.000%	9/1/40	1,500	1,701
	Pennsylvania State University College & University Revenue	5.000%	9/1/41	1,575	1,770
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	1,130	1,235
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	7,130	7,943
[3]	Pennsylvania State University College & University Revenue	5.000%	9/1/49	7,000	7,727
	Pennsylvania State University College & University Revenue	5.250%	9/1/53	9,010	9,988
[3]	Pennsylvania State University College & University Revenue	5.250%	9/1/54	10,000	11,192
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	4,060	4,208
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,410	5,574
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,250	1,344
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	10,000	10,147
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	4,000	4,204
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	10,000	10,033
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/35	3,000	3,128
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	5,770
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	4,390	4,530
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,000	5,228
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5,500	6,297
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	2,900	3,263
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/36	680	698
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,000	1,070
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	9,790	10,217
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	1,250	1,414
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	6,610	6,711
	Pennsylvania Turnpike Commission Highway Revenue	4.750%	12/1/37	4,070	4,174
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,360	1,456
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	6,535	6,810
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	1,315	1,376
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/38	8,145	8,263
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	2,755	3,002
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	1,240	1,390
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	11,950	12,190
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	1,240	1,388
[1]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/40	1,820	923
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	2,735	2,766
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	1,785	1,806
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/40	3,020	3,028
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,200	4,234
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,700	1,898
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,570	1,773
[4]	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	5,400	2,583
	Pennsylvania Turnpike Commission Highway Revenue	0.000%	12/1/41	500	235
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	7,275	7,293
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,035	3,157
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	3,710	4,193
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/41	1,250	1,398
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	1,700	1,678
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	2,000	2,076
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,165	1,296
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,540	1,731
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	2,950	3,056
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	4,550	4,463
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	1,325	1,325
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	2,750	2,892
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,750	1,933
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,500	1,662
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,050	1,175
[3]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	4,000	4,475
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	16,635	17,494
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	1,055	1,176
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/46	7,000	7,238
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	10,000	10,299
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	3,385	3,515
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	5,515	5,911
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,000	4,410
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/47	2,895	3,176
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	12,500	13,528
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,940	7,311
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	4,000	4,387

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	3,605	3,388
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	17,150	18,183
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	5,275	4,101
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	3,415	2,664
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,500	5,260
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	5,950	5,565
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	13,360	12,776
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/51	2,620	2,787
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	2,840	3,087
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/53	9,000	9,712
[7]	Pennsylvania Turnpike Commission Highway Revenue, 6.100% coupon rate effective 12/1/28	0.000%	12/1/41	9,795	9,335
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/30	7,770	8,105
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	0.000%	12/1/37	2,100	1,271
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/38	4,420	4,492
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/38	3,000	3,188
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/39	3,535	3,752
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/40	2,155	2,160
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/41	1,675	1,679
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	15,810	16,602
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/46	7,630	8,206
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	8,000	8,346
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	12,000	12,500
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	11,000	10,519
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	5,000	4,676
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	2,195	2,042
[2]	Pennsylvania Turnpike Commission Registration Fee Transit Revenue TOB VRDO	4.200%	9/3/24	7,500	7,500
	Pequea Valley School District GO	3.750%	5/15/52	1,955	1,755
	Peters Township School District Washington County GO	5.000%	9/1/37	3,000	3,249
	Peters Township School District Washington County GO	5.000%	9/1/38	7,555	8,132
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/37	900	1,017
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/38	1,000	1,122
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/39	1,850	2,065
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/40	1,900	2,109
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/41	1,300	1,435
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/42	1,075	1,182
	Philadelphia Energy Authority Intergovernmental Agreement Revenue	5.000%	11/1/43	850	930
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/30	3,050	3,169
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/33	2,500	2,591
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/34	4,175	4,323
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/35	4,000	4,163
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/36	2,000	2,077
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/37	2,000	2,076
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/37	1,120	1,125
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/38	4,250	4,320
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/38	5,000	5,487
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/39	1,905	2,084
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	8/1/40	1,750	1,772
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/40	3,000	3,251
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	5,000	5,131
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	8,000	8,163
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	5,000	5,289
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	4,925	5,021
	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	4,980	5,068
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	3,025	3,287
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	5,075	5,495
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	5,000	5,055
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	6,000	6,029
[1]	Philadelphia Hospitals & Higher Education Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	5,000	5,000
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/33	1,900	1,964
[2]	Philadelphia IDA Charter School Aid Revenue	5.375%	6/15/38	500	519
[2]	Philadelphia IDA Charter School Aid Revenue	5.000%	6/15/43	1,500	1,524
[2]	Philadelphia IDA Charter School Aid Revenue	5.500%	6/15/43	750	771
	Philadelphia IDA Charter School Aid Revenue (Alliance For Progress Charter School Inc. Project)	5.000%	6/15/49	2,770	2,612
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/42	1,000	975
[2]	Philadelphia IDA Charter School Aid Revenue (Discovery Charter School Inc. Project)	5.000%	4/15/52	1,500	1,423
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.250%	6/15/52	950	960
	Philadelphia IDA Charter School Aid Revenue (Green Woods Charter School Project)	5.375%	6/15/57	950	961
	Philadelphia IDA Charter School Aid Revenue (Mast Community Charter School III Project)	5.000%	8/1/40	425	431
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/40	600	615
	Philadelphia IDA Charter School Aid Revenue (Master Charter School Project)	5.000%	8/1/50	2,850	2,899

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical and Technology Charter School Project)	4.000%	6/1/41	375	339
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical and Technology Charter School Project)	4.000%	6/1/51	1,765	1,479
	Philadelphia IDA Charter School Aid Revenue (Philadelphia Electrical and Technology Charter School Project)	4.000%	6/1/56	170	140
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/40	1,000	1,006
	Philadelphia IDA Charter School Aid Revenue (Russell Byers Charter School Project)	5.000%	5/1/50	5,130	5,074
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/40	300	305
[2]	Philadelphia IDA Charter School Aid Revenue (String Theory Charter School Project)	5.000%	6/15/50	1,050	1,054
	Philadelphia IDA College & University Revenue	5.000%	11/1/31	2,000	2,141
	Philadelphia IDA College & University Revenue	5.000%	11/1/32	2,000	2,137
	Philadelphia IDA College & University Revenue	5.000%	4/1/36	4,750	4,790
	Philadelphia IDA College & University Revenue	4.000%	11/1/36	1,510	1,524
	Philadelphia IDA College & University Revenue	4.000%	11/1/37	2,750	2,765
	Philadelphia IDA College & University Revenue	4.000%	11/1/38	1,975	1,992
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	12,000	11,403
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.000%	9/1/30	1,000	1,066
	Philadelphia IDA College & University Revenue (Holy Family University Project)	5.500%	9/1/37	2,375	2,645
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	3,000	3,201
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	14,410	15,617
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/42	2,000	2,028
	Philadelphia IDA Government Fund/Grant Revenue	5.000%	11/1/47	5,000	5,045
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,600	3,770
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,180	2,274
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	2,150	2,163
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/35	2,425	2,496
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,780	3,788
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/36	11,000	11,296
	Philadelphia IDA Intergovernmental Agreement Revenue	5.000%	12/1/37	3,250	3,378
	Philadelphia IDA Lease (Appropriation) Revenue (Cultural and Commercial Corridors Program)	5.000%	12/1/28	3,885	3,975
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/31	1,800	1,891
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/32	1,400	1,469
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/33	1,345	1,393
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/33	750	784
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/34	1,400	1,445
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/36	4,965	5,053
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/37	2,480	2,530
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/38	1,860	1,887
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/39	2,000	2,019
	Philadelphia PA Airport Port, Airport & Marina Revenue	4.000%	7/1/40	4,000	4,025
	Philadelphia PA Airport Port, Airport & Marina Revenue	5.000%	7/1/42	5,000	5,149
[4]	Philadelphia PA Airport Port, Airport & Marina Revenue	3.000%	7/1/50	5,000	3,852
	Philadelphia PA GO	5.000%	8/1/31	2,000	2,104
	Philadelphia PA GO	5.000%	8/1/32	4,000	4,062
	Philadelphia PA GO	5.000%	8/1/32	3,000	3,149
	Philadelphia PA GO	5.000%	8/1/32	4,420	4,640
	Philadelphia PA GO	5.000%	8/1/33	4,000	4,059
[1]	Philadelphia PA GO	5.000%	8/1/35	6,000	6,298
	Philadelphia PA GO	4.000%	5/1/38	9,000	9,212
	Philadelphia PA GO	4.000%	5/1/39	1,000	1,013
	Philadelphia PA GO	4.000%	5/1/41	2,020	1,981
[1]	Philadelphia PA GO	4.000%	5/1/41	2,580	2,584
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/34	2,000	2,103
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/34	1,200	1,263
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/35	3,000	3,091
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/37	2,295	2,512
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/38	2,560	2,793
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/38	1,655	1,808
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/39	2,355	2,566
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	6/1/41	2,750	3,024
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/41	3,000	3,368
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/42	3,000	3,343
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/43	3,000	3,327
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	4,000	4,239
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	3,000	3,208
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/46	8,840	9,540
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	6,610	7,407
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	2,000	2,083
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/50	3,610	3,813
	Philadelphia PA Water & Wastewater Water Revenue	4.000%	10/1/51	10,000	9,358
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/52	16,380	18,254
	Philadelphia PA Water & Wastewater Water Revenue	5.250%	10/1/52	1,000	1,038

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	7,235	8,243
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/53	5,000	5,206
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	4,185
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/41	2,000	2,161
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/42	4,000	4,310
	Philadelphia Redevelopment Authority Intergovernmental Agreement Revenue	5.000%	9/1/43	2,000	2,160
[8]	Philadelphia School District GO	5.000%	6/1/26	5,000	5,180
	Philadelphia School District GO	5.000%	9/1/29	2,665	2,715
	Philadelphia School District GO	5.000%	9/1/31	2,000	2,035
	Philadelphia School District GO	5.000%	9/1/33	1,045	1,102
	Philadelphia School District GO	5.000%	9/1/35	2,500	2,571
	Philadelphia School District GO	5.000%	9/1/35	4,240	4,467
	Philadelphia School District GO	5.000%	9/1/36	2,015	2,067
	Philadelphia School District GO	4.000%	9/1/37	2,300	2,345
	Philadelphia School District GO	5.000%	9/1/37	2,015	2,062
	Philadelphia School District GO	5.000%	9/1/38	1,000	1,050
	Pine-Richland School District GO	4.000%	3/1/37	750	770
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/31	1,000	1,048
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/32	500	523
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/34	1,000	1,046
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/36	500	522
	Pittsburgh and Allegheny County Sports & Exhibition Authority Auto Parking Revenue	5.000%	12/15/37	500	521
[1]	Pittsburgh and Allegheny County Sports & Exhibition Authority Intergovernmental Agreement Revenue	5.000%	2/1/35	5,000	5,547
	Pittsburgh PA GO	4.000%	9/1/35	750	768
	Pittsburgh PA GO	5.000%	9/1/35	560	592
	Pittsburgh PA GO	4.000%	9/1/36	875	892
	Pittsburgh PA GO	4.000%	9/1/36	840	862
	Pittsburgh PA GO	5.000%	9/1/36	825	873
	Pittsburgh PA GO	4.000%	9/1/37	500	512
	Pittsburgh PA GO	4.000%	9/1/38	500	506
	Pittsburgh PA GO	4.000%	9/1/38	800	810
	Pittsburgh PA GO	5.000%	9/1/39	500	551
	Pittsburgh PA GO	5.000%	9/1/40	500	556
	Pittsburgh PA GO	5.000%	9/1/41	1,500	1,621
	Pittsburgh PA GO	5.000%	9/1/42	1,000	1,076
	Pittsburgh PA GO	5.000%	9/1/42	500	551
	Pittsburgh PA GO	5.000%	9/1/42	1,250	1,328
	Pittsburgh PA GO	5.000%	9/1/43	400	429
	Pittsburgh PA GO	5.000%	9/1/44	400	438
	Pittsburgh School District GO	4.000%	9/1/35	1,095	1,113
	Pittsburgh School District GO	4.000%	9/1/38	1,740	1,759
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/27	10,820	9,848
[8]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	10,000	8,504
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,850	3,300
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/36	850	868
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/37	1,350	1,375
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/39	500	437
[1]	Pittsburgh Water & Sewer Authority Water Revenue	3.000%	9/1/40	305	264
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,080	2,195
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.500%	9/1/47	1,345	1,502
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/48	3,405	3,671
	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/52	1,875	2,005
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/53	2,500	2,484
[1,2]	Pittsburgh Water & Sewer Authority Water Revenue TOB VRDO	4.220%	9/3/24	1,800	1,800
	Pocono Mountains Industrial Park Authority Health, Hospital, Nursing Home Revenue (St. Lukes Hospital-Monroe Project)	4.000%	8/15/45	705	661
	Pottsville PA Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	6,275	6,400
	Radnor Township School District GO	5.500%	8/15/48	1,000	1,070
	Radnor Township School District GO	5.500%	8/15/53	1,000	1,066
[1]	Reading School District GO	5.000%	3/1/38	1,750	1,799
[1]	Ridley School District GO	4.000%	11/15/34	1,000	1,023
[4]	Ridley School District GO	3.000%	11/15/37	2,950	2,714
[1]	Ridley School District GO	4.000%	11/15/37	800	807
[4]	Ridley School District GO	3.000%	11/15/38	2,000	1,832
	School District of Philadelphia GO	5.000%	9/1/28	5,000	5,183
	School District of Philadelphia GO	5.000%	9/1/29	2,235	2,314
	School District of Philadelphia GO	5.250%	9/1/36	1,100	1,253
	School District of Philadelphia GO	4.000%	9/1/37	1,500	1,532
	School District of Philadelphia GO	5.000%	9/1/37	3,825	4,021
	School District of Philadelphia GO	5.250%	9/1/37	1,900	2,181

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	School District of Philadelphia GO	4.000%	9/1/38	1,000	1,015
	School District of Philadelphia GO	5.000%	9/1/38	1,990	2,035
	School District of Philadelphia GO	5.250%	9/1/38	1,430	1,634
	School District of Philadelphia GO	4.000%	9/1/40	8,880	8,818
	School District of Philadelphia GO	5.250%	9/1/40	1,715	1,939
	School District of Philadelphia GO	5.000%	9/1/44	10,165	10,648
	School District of Philadelphia GO	4.000%	9/1/46	12,285	11,689
	School District of Philadelphia GO	5.500%	9/1/48	8,370	9,378
	School District of Philadelphia GO, Prere.	5.000%	9/1/26	10	10
[1]	Scott Township PA GO	3.000%	8/15/34	290	271
[1]	Scott Township PA GO	3.000%	8/15/38	300	267
[1]	Scott Township PA GO	3.000%	8/15/42	650	557
[1]	Scott Township PA GO	3.000%	8/15/46	600	484
[1]	Scranton PA GO	5.000%	11/15/26	850	887
[1]	Scranton PA GO	5.000%	11/15/27	615	651
	Scranton PA School District GO	5.000%	12/1/28	1,575	1,682
	Scranton PA School District GO	5.000%	12/1/29	1,250	1,349
	Scranton PA School District GO	4.000%	12/1/39	2,765	2,773
	Scranton PA School District GO	4.000%	12/1/40	500	495
	Scranton-Lackawanna Health and Welfare Authority College & University Revenue	5.000%	11/1/37	2,500	2,551
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/29	1,285	1,304
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,180	1,197
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/30	1,285	1,347
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,267
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/31	1,250	1,306
	Snyder County Higher Education Authority College & University Revenue (Susquehanna University Project)	5.000%	1/1/32	1,240	1,256
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/33	320	321
	Southcentral Pennsylvania General Authority College & University Revenue	4.000%	5/1/34	560	562
	Southcentral Pennsylvania General Authority College & University Revenue (AICUP Financing Program)	3.500%	11/1/41	500	445
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,480	1,511
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	4,765	5,234
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,090	1,113
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/38	1,000	1,055
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/44	5,000	5,173
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/49	7,000	6,713
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/49	3,500	3,603
	Southcentral Pennsylvania General Authority Health, Hospital, Nursing Home Revenue VRDO	3.600%	9/3/24	7,000	7,000
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.000%	6/1/38	4,000	4,494
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/41	4,000	4,486
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/43	3,000	3,341
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	5,000	5,489
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	12,500	13,591
[2]	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program) TOB VRDO	2.950%	9/5/24	3,115	3,115
	State College PA Area School District GO	5.000%	5/15/36	375	401
	State College PA Area School District GO	5.000%	5/15/37	630	672
	State College PA Area School District GO	5.000%	5/15/38	350	372
	State Public School Building Authority College & University Revenue	5.000%	5/1/33	870	880
	State Public School Building Authority College & University Revenue	5.000%	5/1/34	1,815	1,836
	State Public School Building Authority College & University Revenue	5.000%	5/1/35	1,290	1,304
[4]	State Public School Building Authority College & University Revenue (Community College Allegheny County Project)	4.000%	6/15/33	1,000	1,015
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/30	1,055	1,066
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/36	600	657
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/37	550	599
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	5.000%	10/1/38	600	650
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/41	1,000	978
[4]	State Public School Building Authority College & University Revenue (Delaware County Community College Project)	4.000%	10/1/42	1,000	971
	State Public School Building Authority College & University Revenue, Prere.	5.000%	5/1/25	155	157
	State Public School Building Authority College & University Revenue, Prere.	5.000%	5/1/25	310	314
	State Public School Building Authority College & University Revenue, Prere.	5.000%	5/1/25	220	223
	State Public School Building Authority Lease (Appropriation) Revenue (Chester Upland School District Project)	5.250%	9/15/30	3,540	3,769
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/25	2,940	2,982
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/28	11,660	12,107
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/30	4,000	4,158

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	4,655	4,814
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	3,240	3,349
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/34	6,000	6,185
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/32	2,100	2,171
[1]	State Public School Building Authority Miscellaneous Revenue	5.000%	12/1/33	1,585	1,638
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/44	5,015	5,256
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/45	2,000	2,219
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/46	1,500	1,567
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/47	1,600	1,668
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/48	5,030	5,526
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/50	9,115	9,986
	Swarthmore Borough Authority College & University Revenue	5.000%	9/15/53	2,000	2,181
	Township of Hampton PA GO	5.000%	1/1/35	150	169
	Township of Hampton PA GO	5.000%	1/1/36	150	168
	Township of Hampton PA GO	5.000%	1/1/37	175	195
	Township of Hampton PA GO	4.000%	1/1/42	1,000	1,008
	Township of Hampton PA GO	4.000%	1/1/47	1,500	1,469
	Township of Hampton PA GO	4.125%	1/1/52	1,625	1,576
	Tredyffrin Easttown School District GO	5.000%	2/15/44	500	548
	Tredyffrin Easttown School District GO	5.000%	2/15/45	650	709
[4]	Trinity Area School District GO	4.000%	1/15/35	3,000	3,078
[4]	Trinity Area School District GO	4.000%	1/15/36	3,000	3,071
[4]	Trinity Area School District GO	4.000%	1/15/38	3,700	3,742
[1]	Trinity Area School District GO	4.000%	11/1/43	1,325	1,331
[4]	Tulpehocken Area School District GO	5.250%	10/1/41	2,000	2,181
[4]	Tulpehocken Area School District GO	5.250%	10/1/45	3,500	3,761
[4]	Tulpehocken Area School District GO	5.250%	10/1/49	3,500	3,732
	Union County Hospital Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/43	2,945	3,024
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	8,645	9,517
	Upper Merion Area PA School District GO	3.000%	1/15/40	1,000	890
	Upper Merion Area PA School District GO	3.000%	1/15/43	2,660	2,289
	Upper St. Clair Township School District GO	3.500%	10/1/37	7,240	7,011
	Upper St. Clair Township School District GO	3.625%	10/1/39	5,000	4,806
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/31	3,440	3,441
	Washington County PA IDA College & University Revenue (AICUP Financing Program)	4.000%	11/1/32	3,110	3,100
	West Bradford Township PA GO	4.000%	12/15/40	745	753
	West Cornwall Township Municipal Authority Health, Hospital, Nursing Home Revenue (Pleasant View Retirement Community Project)	5.000%	12/15/48	2,750	2,646
[4]	West Mifflin School District GO	3.000%	4/1/34	1,300	1,218
[4]	West Mifflin School District GO	3.000%	4/1/38	5,920	5,250
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/25	565	567
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/30	1,500	1,506
	West Shore Area Authority Health, Hospital, Nursing Home Revenue (Messiah Village Project)	5.000%	7/1/35	1,000	1,003
	West Shore PA School District GO	4.000%	11/15/34	640	655
	West Shore PA School District GO	4.000%	11/15/35	540	553
	West Shore PA School District GO	4.000%	11/15/36	1,100	1,124
	West Shore PA School District GO	4.000%	11/15/37	1,000	1,018
	West Shore PA School District GO	4.000%	11/15/38	500	508
	West Shore PA School District GO	4.000%	11/15/40	660	666
	West Shore PA School District GO	5.000%	11/15/43	1,480	1,519
	West View Municipal Authority Water Revenue	4.000%	11/15/35	1,200	1,222
	West View Municipal Authority Water Revenue	4.000%	11/15/36	2,300	2,340
	West View Municipal Authority Water Revenue	4.000%	11/15/37	2,415	2,448
[4]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/34	5,000	5,070
[4]	Westmoreland County Municipal Authority Water Revenue	4.000%	8/15/35	8,000	8,082
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue	4.000%	5/15/47	6,100	4,718
	Westmoreland County PA IDA Health, Hospital, Nursing Home Revenue (Excela Health Project)	4.000%	7/1/37	9,230	8,548
[2]	Westmoreland County PA IDA Revenue	4.720%	7/1/35	6,650	6,433
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/30	2,315	2,363
	Wilkes-Barre Finance Authority College & University Revenue	5.000%	11/1/31	2,430	2,477
	Wilkes-Barre Finance Authority College & University Revenue (Wilkes University Project)	4.000%	3/1/42	1,000	849
[4]	Wilkes-Barre PA Area School District GO	5.000%	8/1/29	1,860	1,949
[4]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	2,380	2,448
[4]	Wilkinsburg-Penn Joint Water Authority Water Revenue	3.000%	9/15/39	1,000	870
[4]	William Penn School District GO	3.000%	11/15/34	2,595	2,433
[4]	Woodland Hills School District GO	3.000%	9/1/35	3,620	3,376
	Wyomissing Area School District GO	4.000%	2/1/38	800	812
					3,658,720

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam (0.1%)
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/34	210	213
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,795	1,750
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,000	1,002
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/33	1,185	1,317
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/36	650	676
					4,958
Puerto Rico (1.4%)
	Commonwealth of Puerto Rico	1.000%	11/1/43	2,119	1,340
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	2,057	2,071
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	2,205	2,296
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	3,272	3,518
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	5,146	5,698
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	2,363	1,589
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	4,107	4,073
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	1,077	1,062
	Commonwealth of Puerto Rico GO	4.000%	7/1/37	335	327
	Commonwealth of Puerto Rico GO	4.000%	7/1/41	1,555	1,476
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	140	130
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,305	1,377
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	515	544
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	1,255	1,332
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	1,750	1,838
[2]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/37	500	528
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,246	1,120
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	754	628
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,882	2,209
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	11,311	11,170
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.750%	7/1/53	1,650	1,634
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,995	1,970
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	2,666	2,677
					50,607
Total Tax-Exempt Municipal Bonds (Cost $3,788,930)					3,714,285
Total Investments (100.5%) (Cost $3,788,930)					3,714,285
Other Assets and Liabilities—Net (-0.5%)					(19,007)
Net Assets (100%)					3,695,278
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the aggregate value was $138,114,000, representing 3.7% of net assets.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Securities with a value of $232,000 have been segregated as initial margin for open futures contracts.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Step bond.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Vanguard® Pennsylvania Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2024	258	28,225	(67)

Short Futures Contracts
Ultra Long U.S. Treasury Bond	December 2024	(49)	(6,465)	90
				23
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	3,714,285	—	3,714,285
Derivative Financial Instruments
Assets
Futures Contracts[1]	90	—	—	90
Liabilities
Futures Contracts[1]	(67)	—	—	(67)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.